Share-based compensation - Summary of Share Plans (Details) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 EUR (€) € / shares	Dec. 31, 2018 $ / shares
EUR-dominated Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value at vesting date of shares vested during the year (in millions)	€ 124.9		€ 58.7		€ 46.4
Weighted average fair value of shares granted (in usd/eur per share) | € / shares	€ 297.05		€ 190.33		€ 161.63
US-denominated Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value at vesting date of shares vested during the year (in millions)	€ 133.9		€ 54.9		€ 61.6
Weighted average fair value of shares granted (in usd/eur per share) | $ / shares		$ 302.75		$ 206.90		$ 187.98